Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The Company’s net derivative portfolio as of September 30, 2013, contains Level 2 instruments and consists of commodity and foreign exchange contracts. The fair values of these instruments as of September 30, 2013 were as follows:

	Level 1	Level 2	Level 3	Total
Total Assets, net	$—	$—	$—	$—
Liabilities:
Commodity contracts, net	$—	$(86)	$—	$(86)
Foreign exchange contracts, net	—	(8,103)	—	(8,103)
Total Liabilities, net	$—	$(8,189)	$—	$(8,189)

The Company’s net derivative portfolio as of September 30, 2012, contains Level 2 instruments and consists of commodity and foreign exchange contracts. The fair values of these instruments as of September 30, 2012 were as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts, net	$—	$1,993	$—	$1,993
Total Assets, net	$—	$1,993	$—	$1,993
Liabilities:
Foreign exchange contracts, net	$—	$(8,721)	$—	$(8,721)
Total Liabilities, net	$—	$(8,721)	$—	$(8,721)
The carrying amounts and fair values of the Company’s financial instruments are summarized as follows ((liability)/asset):

	September 30, 2013		September 30, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Total debt	$(3,218,863)	$(3,297,411)	$(1,669,300)	$(1,804,831)
Commodity swap and option agreements	(86)	(86)	1,993	1,993
Foreign exchange forward agreements	(8,103)	(8,103)	(8,721)	(8,721)